DEBT (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt	$ 3,943,402	$ 3,486,916	$ 2,626,313
Debt discount	(836,065)	(537,434)	(327,056)
Total debt	3,107,337	2,949,481	2,299,257
Short term	2,301,185	2,045,166	1,171,636
Long term	806,152	904,315	1,127,621
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt	3,438,369	3,097,443
Note Payable [Member]
Debt Instrument [Line Items]
Debt	251,962	199,001	188,061
Note Payable Related Party [Member]
Debt Instrument [Line Items]
Debt	168,471	168,471	153,989
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt		3,097,443	2,262,263
Convertible Notes Payable Related Party [Member]
Debt Instrument [Line Items]
Debt	$ 84,600	$ 22,000	$ 22,000